Utopia Funds

111 Cass Street

Traverse City, Michigan 49684

September 16, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re: Utopia Funds (the “Registrant”)
File Nos. 333-127721; 811-21798

Accession Number: 0001335395-08-000009

Dear Sir or Madam:

On September 15, 2008, a Supplement (Accession Number 0001335395-08-000009) to the Prospectus with respect to the above-referenced Registrant was submitted in error. The Supplement, which was filed under Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), should be disregarded.

The Registrant re-filed the Supplement immediately thereafter under Rule 497 of the 1933 Act (Accession Number 0001335395-08-000012) as intended.

Sincerely,

/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt
Chief Financial Officer and Treasurer